Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
United States	$ 681,910	$ 354,675	$ 390,507
Foreign	731,811	400,142	292,576
Income before income taxes	$ 1,413,721	$ 754,817	$ 683,083